Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital	Accumulated deficit [Member]	Total
Balance at beginning (Predecessor [Member]) at Oct. 31, 2015		$ 1,200		$ (89,089)	$ (87,889)
Balance at beginning (in shares) (Predecessor [Member]) at Oct. 31, 2015		1,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Predecessor [Member]				2,149	2,149
Balance at ending (Predecessor [Member]) at Oct. 31, 2016		$ 1,200		(86,940)	(85,740)
Balance at ending at Oct. 31, 2016		$ 31,475	237,075	(197,311)	$ 71,239
Balance at ending (in shares) (Predecessor [Member]) at Oct. 31, 2016		1,200			31,645,000
Balance at ending (in shares) at Oct. 31, 2016		31,475,000			31,000,000
Balance at beginning at Nov. 12, 2015
Balance at beginning (in shares) at Nov. 12, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for services		$ 31,000			$ 31,000
Common shares issued for services (in shares)		31,000,000
Common stock and warrants issued for cash		$ 475	$ 237,025		237,500
Common stock and warrants issued for cash (in shares)		475,000
Forgiveness of debt - related party			50		50
Net income (loss)				$ (197,311)	(197,311)
Balance at ending (Predecessor [Member]) at Oct. 31, 2016		1,200		(86,940)	(85,740)
Balance at ending at Oct. 31, 2016		$ 31,475	237,075	(197,311)	$ 71,239
Balance at ending (in shares) (Predecessor [Member]) at Oct. 31, 2016		1,200			31,645,000
Balance at ending (in shares) at Oct. 31, 2016		31,475,000			31,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) | Predecessor [Member]				(66,941)	$ (66,941)
Balance at ending (Predecessor [Member]) at Feb. 28, 2017		$ 1,200		(153,881)	(152,681)
Balance at ending at Feb. 28, 2017		$ 31,515	257,035	(234,239)	54,311
Balance at ending (in shares) (Predecessor [Member]) at Feb. 28, 2017		1,200
Balance at ending (in shares) at Feb. 28, 2017		31,515,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares sold for cash		$ 60	29,940		30,000
Common shares sold for cash (in shares)		60,000
Common shares issued for services		$ 70	34,930		$ 35,000
Common shares issued for services (in shares)		70,000			70,000
Net income (loss)				(79,822)	$ (79,822)
Balance at ending at Oct. 31, 2017		$ 31,645	$ 321,905	$ (314,061)	$ 39,489
Balance at ending (in shares) at Oct. 31, 2017		31,645,000			31,645,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					$ (94,040)
Balance at ending at Jul. 31, 2018					$ (54,550)
Balance at ending (in shares) at Jul. 31, 2018					31,845,000